Share Plans (Schedule of Incentive Equity Awards Issued Upon Completion of Conversion) (Detail) (USD $)	Sep. 27, 2013	Jun. 28, 2013
Conversion of Covidien Equity Awards
Share options outstanding	2,760,231	2,399,822
Post-Separation
Conversion of Covidien Equity Awards
Share options outstanding		2,399,822
Weighted-average grant-date fair value, share options		$ 7.96
Restricted Share Units
Conversion of Covidien Equity Awards
Non-share option equity awards outstanding	724,269	575,213
Weighted-average grant date fair value, restricted share units	$ 40.62	$ 38.97
Restricted Share Units | Post-Separation
Conversion of Covidien Equity Awards
Non-share option equity awards outstanding		575,213
Weighted-average grant date fair value, restricted share units		$ 38.97